STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2013
STOCKHOLDERS' EQUITY
Schedule of convertible preferred stock

Convertible preferred stock as of December 31, 2012 consisted of the following (in thousands, except shares and per share data):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value(1)	Liquidation Preference
Series A	10,884,902	10,618,372	$0.9286	$9,788	$9,860
Series B	4,811,855	4,811,855	2.0782	9,935	12,500
Series C	1,116,030	1,116,030	5.8690	6,501	8,187
Series C-1	2,975,228	2,932,675	11.7640	34,393	34,500

	19,788,015	19,478,932		$60,617	$65,047

(1)
Amounts are net of issuance costs.

Schedule of shares of common stock reserved for issuance

December 31, 2012
Series A convertible preferred stock	10,618,372
Series B convertible preferred stock	4,811,855
Series C convertible preferred stock	1,116,030
Series C-1 convertible preferred stock	2,932,675
Conversion of Series A convertible preferred stock warrants	266,530
Stock options outstanding	5,832,705
Stock options available for grant	14,738

Total shares reserved	25,592,905

Summary of option award activity

	Number of Shares Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(in thousands)
Balance at January 1, 2011	1,797,283	$0.20	9.2	$135
Options granted (weighted average fair value of $0.75 per share)	1,799,350	0.92
Options exercised	(339,354)	0.59
Options forfeited	(449,917)	0.68

Balance at December 31, 2011	2,807,362	$0.55	8.9	$4,212
Options granted (weighted average fair value of $5.32 per share)	3,962,055	5.20
Options exercised	(747,658)	1.02
Options forfeited	(189,054)	1.64

Balance at December 31, 2012	5,832,705	$3.65	9.1	$44,073
Options granted (weighted average fair value of $9.99 per share)(*)	2,198,848	13.51
Options exercised(*)	(388,115)	3.26
Options forfeited(*)	(238,624)	3.93

Balance at September 30, 2013(*)	7,404,814	$6.59	8.7	$349,123

*
unaudited

	Number of Shares Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(in thousands)
Options vested and expected to vest—December 31, 2012	5,148,950	$3.58	9.0	$39,307
Options vested and exercisable—December 31, 2012	1,510,615	$1.97	8.2	$13,951
Options vested and expected to vest—September 30, 2013(*)	6,747,026	$6.41	8.7	$319,308
Options vested and exercisable—September 30, 2013(*)	2,372,008	$2.72	7.9	$121,010
*
unaudited

Summary of options outstanding and vested

	Options Outstanding		Options Vested and Exercisable
Exercise Prices	Number Outstanding	Weighted- Average Life (in Years)	Number Vested and Exercisable	Weighted- Average Life (in Years)
$0.13	50,000	6.0	50,000	6.0
$0.16	613,816	7.0	449,361	7.0
$0.27	603,634	7.9	327,622	7.9
$1.07	1,312,855	8.8	305,045	8.6
$2.97	308,250	9.5	250	9.5
$3.55	214,000	9.6	—	—
$6.58	2,730,150	9.9	378,337	9.9

	5,832,705	9.1	1,510,615	8.2

Schedule of assumptions used to value stock-based awards granted to employees

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
(unaudited)
Expected term (years)	5.4–6.1	5.3–7.3	5.9–6.1	5.3–6.6
Volatility	56.1%–66.7%	61.2%–63.4%	62.3%–62.9%	58.2%–64.9%
Risk-free interest rate	1.1%–3.1%	0.7%–1.2%	0.85%–1.21%	1.04%–1.88%
Dividend yield	—	—	—	—

Summary of allocation of stock-based compensation and restricted stock for employees and non-employees

The following table summarizes the allocation of stock-based compensation and restricted stock for employees and non-employees in the accompanying consolidated statements of operations (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
	(in thousands)
			(unaudited)
Cost of revenue	$7	$37	$20	$211
Research and development	8	734	111	1,266
Sales and marketing	66	1,100	196	2,471
General and administrative	83	1,450	200	2,305

Total(*)	$164	$3,321	$527	$6,253

(*)
The table above includes the impact of the issuance of restricted stock at fair value.